BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands		May 31, 2019	Aug. 31, 2018	May 31, 2018	Aug. 31, 2017
Statements [Line Items]
Shareholders deficit		$ (26,638)	$ (19,530)	$ (14,976)	$ (23,266)
Increase (decrease) due to changes in accounting policy [member]
Statements [Line Items]
Shareholders deficit	[1]		(5,781)
Approximations [Member]
Statements [Line Items]
Shareholders deficit		$ (26,600)
Approximations [Member] | Increase (decrease) due to changes in accounting policy [member]
Statements [Line Items]
Shareholders deficit			$ (5,800)

[1]	1 See Note 2 and Note 5 below for details.